Fair Value Measurements - Summary of Financial Assets that are Measured at Fair Value on a Recurring Basis (Detail) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Level 1 [Member] | Derivative Warrant Liabilities [Member]
Liabilities:
Derivative warrant liabilities		$ 43,508,330
Level 1 [Member] | Derivative Warrant Liabilities [Member] | Public Warrants [Member]
Liabilities:
Derivative warrant liabilities	$ 20,700,000	43,508,330
Level 1 [Member] | US Treasury Securities [Member]
Assets:
Investments held in Trust Account	575,358,853	575,282,641	[1]
Level 3 [Member] | Derivative Warrant Liabilities [Member]
Liabilities:
Derivative warrant liabilities		22,003,330
Level 3 [Member] | Derivative Warrant Liabilities [Member] | Private Warrants [Member]
Liabilities:
Derivative warrant liabilities	$ 10,427,670	$ 22,003,330

[1]	Includes $667 in cash.